INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income tax expense:
State						$ (3)
Income tax expense						(3)
Deferred tax (benefit) expense:
Federal					$ (1,825)	690
State					(360)	119
Deferred tax (benefit) expense					(2,185)	809
Total income tax (benefit) expense	$ 158	$ (367)	$ (743)	$ (2,396)	$ (2,185)	$ 806